Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Trade accounts receivable, allowance	$ 4.2	$ 2.4
Property, plant and equipment, accumulated depreciation and amortization	174.3	123.4
Other intangibles accumulated amortization of	$ 615.3	$ 407.8
Common stock, par value	$ 0	$ 0.01
Common stock, shares authorized	1,000,000,000	200,000,000
Common stock, shares issued	183,000,000	148,500,000
Common stock, shares outstanding	182,300,000	147,900,000
Treasury stock at cost, shares	700,000	700,000